VAT AND OTHER TAXES PAYABLE (Tables)	3 Months Ended	5004 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Notes to Financial Statements
Schedule of VAT and other taxes payable

At March 31, 2018 and December 31, 2017, VAT and other taxes payable consisted of the following:

	March 31, 2018	December 31, 2017
Franchise tax due	$27,498	$—
VAT payable	—	819
Other taxes payable	6,859	2,178
	$34,357	$2,997
At December 31, 2017 and 2016, VAT and other taxes payable consisted of the following:
	December 31, 2017	December 31, 2016
VAT payable	$819	$8,768
Other taxes payable	2,178	2,502
	$2,997	$11,270